CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($)	Dec. 31, 2016	Mar. 31, 2016	Mar. 31, 2015
Due from Related Parties	$ 102,404	$ 104,978
Temporary Equity, Par or Stated Value Per Share	$ 0.001	$ 0.001	$ 0.001
Temporary Equity, Shares Authorized	2,200	2,200	600
Temporary Equity, Shares Issued	1,225	600	0
Temporary Equity, Shares Outstanding	1,225	600
Preferred Stock, Par or Stated Value Per Share	$ 0.001	$ 0.001
Preferred stock, shares authorized (in shares)	25,000	25,000
Preferred stock, shares issued (in shares)	2,530	0
Preferred stock, shares outstanding (in shares)	2,530	0
Common stock, shares authorized (in shares)	200,000,000	200,000,000	200,000,000
Common stock, shares issued (in shares)	58,612,098	50,648,438	39,314,015
Common stock, shares outstanding (in shares)	58,612,098	50,648,438	39,314,015
Stock subscribed, shares issued (in shares)		0	1,533,600
Stock subscribed, shares outstanding (in shares)		0	1,533,600